Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable under the Abundia Global Impact Group, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit | $ / shares	2.96875
Maximum Aggregate Offering Price	$ 2,226,562.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 307.49
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Abundia Global Impact Group, Inc. (the “Registrant”) that may from time to time be offered or issued to prevent dilution from any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Common Stock.Represents the number of shares of Common Stock reserved for issuance pursuant to the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”). Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall cover an indeterminate number of shares of Common Stock to be offered or sold pursuant to the 2025 Plan.Estimated in accordance with Rule 457(c) and 457(h)(1) under the Securities Act, solely for the purpose of calculating the applicable registration fee. The proposed maximum offering price per share of Common Stock represents the average of the high and low prices of the Common Stock as reported on the NYSE American LLC on January 21, 2026.